Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-09 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.82%	9.15%	11.71%	31.49%	11.70%	13.56%